Convertible redeemable preferred shares	12 Months Ended
Dec. 31, 2021
Convertible redeemable preferred shares
Convertible redeemable preferred shares

17. Convertible redeemable preferred shares

The following table summarizes the issuances of convertible redeemable preferred shares up to December 31, 2021:

		Legally
		Issued	Issue Price per
Series	Issuance Date	Shares	Share	Consideration
			US$	US$
A1	November 17, 2014	18,888,880	0.1250	2,361
A2	May 22, 2015	11,111,120	0.2970	3,300
A3	September 11,2015	22,214,240	0.4502	10,001
B1	October 31, 2015	15,719,200	0.4988	7,841
B2	April 19, 2016	39,113,280	0.5905	23,096
C	June 15, 2017	138,743,200	1.4013	194,421
D1	January 5, 2018	23,770,041	2.6900	63,941
E (1)	August 29, 2018	99,860,054	4.2843	427,830
E1(2)	May 30, 2019	25,195,606	4.2843	107,946
F (3)	December 30, 2019	36,101,011	5.2733	190,371
F (4)	February 9, 2021	54,994,026	5.2733	290,000
F (5)	May 31, 2021	6,818,048	5.2733	35,954
F (6)	June 21, 2021	9,839,072	5.2733	51,885
(1)	As part of the Series E preferred shares financing in 2018, Tencent invested a combination of cash of RMB204.2 million and certain resources valued RMB102.1 million, including the advertisement and online promotion resources the Company can make through Tencent’s platform, as the consideration for the newly issued 10,503,466 Series E preferred shares.
(2)	In May 2019, the Company issued the Series E1 preferred shares to exchange of Series A and Series B preferred shares of Mrfresh Limited, one of the subsidiaries of the Company. (Note 15)
(3)	As part of the Series F preferred shares financing in 2019, Tencent invested a combination of cash of RMB55.8 million and certain resources valued RMB83.8 million, including the advertisement and online promotion resources the Company can make through Tencent’s platform, as the consideration for the newly issued 3,792,691 Series F preferred shares.

9,481,729 Series F preferred shares has been legally issued to a third-party investor in 2020, however it was remained unpaid. The Company terminated such shares in 2021.

(4)	Concurrently with the issuance of 54,994,026 Series F convertible redeemable preferred shares with the consideration of US$290.0 million in February 2021, the preferred shareholder was granted an option to acquire additional shares at Series F issuance price, up to the aggregated subscription amount of RMB1.0 billion within 6 months (the “Series F additional option”). The Series F additional option was determined to be freestanding liability instrument and recorded at fair value upon initial recognition. Proceeds received from issuance of Series F convertible redeemable prefer shares were first allocated to the option based on their initial fair values. The option was marked to the market and the initial fair value of the Series F additional option was RMB102.4 million.
(5)	In May 2021, the Company issued 6,818,048 Series F preferred shares to exchange of non-controlling interest of one of the subsidiaries of the Company. (Note 15)

17. Convertible redeemable preferred shares (continued)

(6)	In June 2021, partial of Series F additional option was exercised to acquire additional 9,839,072 Series F convertible redeemable preferred shares with the consideration of US$51.9 million. The unexercised Series F additional option was terminated upon the completion of IPO and the balance was reduced to zero, with the changes recorded in “Change in fair value of warrant and embedded conversion feature” in consolidated statements of operations and comprehensive loss.

The Series A1, A2, A3, B1, B2, C, D1, E, E1 and F Preferred Shares are collectively referred to as the “Preferred Shares”. All series of Preferred Shares have the same par value of USD0.0001 per share.

The major rights, preferences and privileges of the Preferred Shares are as follows:

Conversion right

All of the Preferred Shares are convertible, at the option of the holders at any time after the original issue date of the relevant series of Preferred Shares into such number of fully paid Class B ordinary shares. Each Preferred Share shall automatically be converted into Class B ordinary shares at the then effective conversion price upon the closing of a qualified IPO (“QIPO”).

The initial conversion ratio of Preferred Shares to ordinary shares shall be 1:1, and shall be subject to adjustment and readjustment from time to time for any capital reorganization or reclassification of the Class B Ordinary Shares (other than as a result of a share dividend, subdivision, split or combination) occurs or the Company is consolidated, merged or amalgamated with or into another person (other than a consolidation, merger or amalgamation treated as a liquidation.

Redemption right

The Company shall redeem, at the option of any holder of outstanding Preferred Shares, all of the outstanding Preferred Shares held by the requesting holder, at any time after the fourth anniversary date of Closing Date of Series F preferred shares and as long as no Qualified IPO (“QIPO”) has been consummated. The redemption amount payable for each Preferred Share (other than the unpaid shares) will be an amount equal to 100% of the Preferred Shares’ original issue price, plus all accrued but unpaid dividends thereon up to the date of redemption and compound interest on the Preferred Shares’ original issue price at the rate of 8% per annum.

Upon the redemption, Series F Preferred Shares shall rank senior to Series E1 Preferred Shares, Series E1 Preferred Shares shall rank senior to Series E Preferred Shares, Series E Preferred Shares shall rank senior to Series D1 Preferred Shares, Series D1 Preferred Shares shall rank senior to Series C Preferred Shares, Series C Preferred Shares shall rank senior to Series B2 Preferred Shares, Series B2 Preferred Shares shall rank senior to Series B1 Preferred Shares, Series B1 Preferred Shares shall rank senior to Series A3 Preferred Shares, Series A3 Preferred Shares shall rank senior to Series A2 Preferred Shares, Series A2 Preferred Shares shall rank senior to Series A1 Preferred Shares.

Upon the Reorganization, QIPO definition of Series A1, A2, A3, B1 and B2 Preferred Shares was revised to be the same as Series C Preferred Shares, and all Preferred Shareholders were given the option to, in the event that the funds of the Company legally available for redemption on the redemption date are insufficient to redeem the total number of redeeming shares required to be redeemed, the funds shall nonetheless be paid in a pro-rata manner against each Redeeming Preferred Share in accordance with the priorities set above, and the shortfall shall be paid and applied from time to time out of legally available funds immediately as and when such funds become legally available in a pro-rata manner against each Redeeming Preferred Share in accordance with the priorities set above.

17. Convertible redeemable preferred shares (Continued)

Dividend rights

Each Preferred Share shall have the right to receive non-cumulative dividends, on an as-converted basis and in preference to the ordinary shareholders, when, as and if declared by the Board of Director.

Upon the Reorganization, each preferred shareholder shall be entitled to receive dividends at a simple rate of 8% per annum of the applicable original issuance price for each preferred share.

No dividends on preferred and ordinary shares have been declared since the issuance date until December 31, 2021.

Liquidation rights

Upon the occurrence of any liquidation event, whether voluntary or involuntary, all assets and funds of the Company legally available for distribution shall be distributed to the shareholders in the following order and manner:

Holders of preferred shares of later series have preference to the distribution of assets or funds over holders of preferred shares of earlier series and holders of ordinary shares, in the following sequence: Series F Preferred Shares, Series E1 Preferred Shares, Series E Preferred Shares, Series D1 Preferred Shares, Series C Preferred Shares, Series B2 Preferred Shares, Series B1 Preferred Shares, Series A3 Preferred Shares, Series A2 Preferred Shares and Series A1 Preferred Shares. The amount of preference will be equal to 100% of the issuance price, compounded with an interest rate of 8% per annum, plus any and all declared but unpaid dividends.

After distribution to Preferred Shares the amount of preference, all remaining assets and funds of the Company available for distribution to the shareholders shall be distributed rateably among all the shareholders on a fully diluted basis.

Voting rights

The holders of the Preferred Shares shall have the right to one vote for each Class B ordinary share into which each outstanding Preferred Share held could then be converted. The holders of the Preferred Shares vote together with the Ordinary Shareholders, and not as a separate class or series, on all matters put before the shareholders.

Accounting of Preferred Shares

The Company classified all Preferred Shares as mezzanine equity in the consolidated balance sheets because they are redeemable at the holders’ option any time after a certain date and are contingently redeemable upon the occurrence of certain liquidation events outside of the Company’s control. The Preferred Shares are recorded initially at fair value, net of issuance costs.

17. Convertible redeemable preferred shares (Continued)

The Company records accretion on the Preferred Shares, where applicable, to the redemption value from the issuance dates to the earliest redemption dates. The accretion, calculated using the effective interest method, is recorded against retained earnings, or in the absence of retained earnings, by charging against additional paid-in capital. Once additional paid-in capital has been exhausted, additional charges are recorded by increasing the accumulated deficit. The accretion of Preferred Shares was RMB378.7 million, RMB508.3 million and RMB313.7 million (US$49.2 million) for the years ended December 31, 2019, 2020 and 2021.

The Company determined that the embedded conversion features and the redemption features do not require bifurcation as they either are clearly and closely related to the Preferred Shares or do not meet the definition of a derivative.The Company has determined that there was no beneficial conversion feature attributable to all Preferred Shares because the initial effective conversion prices of these Preferred Shares were higher than the fair value of the Company’s ordinary shares determined by the Company taking into account independent valuations.